GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Aug. 01, 2023 $ / shares	May 08, 2023 CAD ($)	May 08, 2023 USD ($) $ / shares shares	Mar. 28, 2023 CAD ($)	Mar. 08, 2023	Feb. 13, 2023 CAD ($)	Apr. 06, 2022 CAD ($)	May 10, 2021 $ / shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)	Feb. 28, 2023 shares	Nov. 07, 2022 CAD ($)
Disclosure of subsidiaries [line items]
Number of shares issued | shares									13,394,136	7,569,526				1,159,999
Exercise price of warrants issued per common share | $ / shares								$ 7.2
Retained earnings									$ (249,145,000)	$ (239,574,000)
Cash and cash equivalents									1,813,000	2,449,000	$ 13,903,000		$ 8,885,000		$ 406,000
Outstanding indebtedness settled									4,827,000	4,976,000	0
Net loss for the year									(12,792,000)	$ (30,791,000)	(23,035,000)	[1]
Closing bid price of the common shares | $ / shares	$ 1
Nasdaq Letter Requirements	The Notification Letter provided that the Company has until January 16, 2024, being 180 calendar days following receipt of such notice to regain compliance with the Minimum Share Price Listing Requirement for a minimum of 10 consecutive business days (See also see note 26)
Tax on premiums, tax on insurance											72,944,920		198,687,570
Tax on premiums, arrears of interest											1,533,750		36,248,620
Tax on premiums, penalty on failure											$ 499,480		$ 7,947,490
Contingency, damages sought									15,000,000
L5 Capital [Member]
Disclosure of subsidiaries [line items]
Par value per share | $ / shares			$ 1.25
Number of shares issued | shares			492,492
Outstanding indebtedness settled		$ 838,776,000	$ 615,615
Description of unit		Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance	Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance
Sde Avraham Cultivation Facility [Member]
Disclosure of subsidiaries [line items]
Restructuring expenses							$ 4,383,000		617,000
Workforce reduction description					The Company reduced its workforce in Israel across all functions (including executives)
Panaxia Transaction [Member]
Disclosure of subsidiaries [line items]
Fifth installment value						$ 262,000
Compensation amount						$ 95,000
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration				$ 3,375,000
Tjac And Certain Mym Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Retained earnings									249,145,000
Cash and cash equivalents									1,813,000
Working capital of business acquisition									8,543,000
Net cash used in operating activities									8,075,000
Net loss for the year									$ 12,792,000

[1]	Reclassified in respect of discontinued operations - see Note 25.